CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017 [1]	Sep. 30, 2018	Sep. 30, 2017	[1]
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 7,121	€ 7,387	€ 17,435	€ 17,070
Cost of sales	(4,810)	(4,236)	(11,141)	(10,349)
Gross profit	2,311	3,151	6,294	6,721
Selling expense	(1,990)	(1,615)	(5,384)	(4,400)
Administrative expenses	(1,494)	(1,354)	(4,118)	(3,702)
Research and development expenses	(1,660)	(1,142)	(4,771)	(3,954)
Other operating expenses	(195)	(414)	(612)	(1,605)
Other operating income	267	384	1,036	766
Operating loss	(2,761)	(990)	(7,555)	(6,174)
Finance expense	(1,086)	(41)	(962)	(90)
Finance income	44	5	60	12
Financial result	(1,042)	(36)	(902)	(78)
Loss before income taxes	(3,803)	(1,026)	(8,457)	(6,252)
Income taxes	6		(7)
Net loss	(3,797)	(1,026)	(8,464)	(6,252)	[2]
Other comprehensive income	(18)	67	(109)	397
Total comprehensive loss	(3,815)	(959)	(8,573)	(5,855)
Loss attributable to:
Owners of the Company	(3,787)	(1,021)	(8,439)	(6,238)
Non-controlling interests	(10)	(5)	(25)	(14)
Net loss	(3,797)	(1,026)	(8,464)	(6,252)	[2]
Total comprehensive loss attributable to:
Owners of the Company	(3,805)	(954)	(8,548)	(5,841)
Non-controlling interests	(10)	(5)	(25)	(14)
Total comprehensive loss	€ (3,815)	€ (959)	€ (8,573)	€ (5,855)
Weighted average number of ordinary shares outstanding (in shares)	3,720,000	3,720,000	3,720,000	3,720,000
Loss per share - basic/ diluted (in EUR per share)	€ (1.02)	€ (0.27)	€ (2.27)	€ (1.68)

[1]	Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[2]	Comparative figures for the 9-month period ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.